Stock Based Compensation - Legacy NeuroRx 2016 Omnibus Incentive Plan - Stock option (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Strike price			$ 11.00
Volatility rate	80.00%	80.00%	80.00%
Risk-free rate of interest, minimum	0.79%	0.79%
Risk-free rate, maximum	1.24%	0.79%
Dividend yield	0.00%	0.00%
2016 Omnibus Inventive Plan [Member] | Original Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Volatility rate	80.00%
Risk-free rate of interest, minimum	0.07%
Risk-free rate, maximum	0.79%
2016 Omnibus Inventive Plan [Member] | Substitute Options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Volatility rate	80.00%
Risk-free rate of interest, minimum	0.07%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Strike price	$ 11.69	$ 2.22
Risk-free rate of interest, minimum		0.30%	1.54%
Expected term (years)	5 years 6 months	4 years 8 months 12 days	6 years
Minimum [Member] | 2016 Omnibus Inventive Plan [Member] | Original Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Strike price	$ 1.00
Expected term (years)	2 months 4 days
Minimum [Member] | 2016 Omnibus Inventive Plan [Member] | Substitute Options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Strike price	$ 0.20
Expected term (years)	2 months 4 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Strike price	$ 23.41	$ 3.07
Risk-free rate of interest, minimum		0.49%	1.73%
Expected term (years)	6 years 6 months	5 years 10 months 24 days	6 years 6 months
Maximum [Member] | 2016 Omnibus Inventive Plan [Member] | Original Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Strike price	$ 72.30
Expected term (years)	5 years 11 months 26 days
Maximum [Member] | 2016 Omnibus Inventive Plan [Member] | Substitute Options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Strike price	$ 14.58
Risk-free rate, maximum	0.79%
Expected term (years)	5 years 11 months 26 days